Offerings	Sep. 10, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01531%
Amount of Registration Fee	$ 0
Offering Note	In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, Eightco Holdings Inc. (“Eightco”) is deferring payment of all of the registration fee. Registration fees will be paid subsequently on a “pay as you go” basis. Eightco will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment. An indeterminate aggregate initial offering price and number or amount of the securities of each identified class is being registered as may from time to time be issued at indeterminate prices, including securities that may be issued upon exercise, conversion, settlement or exchange of, any securities offered hereunder.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock
Fee Rate	0.01531%
Amount of Registration Fee	$ 0
Offering Note	In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, Eightco Holdings Inc. (“Eightco”) is deferring payment of all of the registration fee. Registration fees will be paid subsequently on a “pay as you go” basis. Eightco will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment. An indeterminate aggregate initial offering price and number or amount of the securities of each identified class is being registered as may from time to time be issued at indeterminate prices, including securities that may be issued upon exercise, conversion, settlement or exchange of, any securities offered hereunder.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001
Fee Rate	0.01531%
Amount of Registration Fee	$ 0
Offering Note	In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, Eightco Holdings Inc. (“Eightco”) is deferring payment of all of the registration fee. Registration fees will be paid subsequently on a “pay as you go” basis. Eightco will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment. An indeterminate aggregate initial offering price and number or amount of the securities of each identified class is being registered as may from time to time be issued at indeterminate prices, including securities that may be issued upon exercise, conversion, settlement or exchange of, any securities offered hereunder.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Depositary Shares
Fee Rate	0.01531%
Amount of Registration Fee	$ 0
Offering Note	In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, Eightco Holdings Inc. (“Eightco”) is deferring payment of all of the registration fee. Registration fees will be paid subsequently on a “pay as you go” basis. Eightco will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment. An indeterminate aggregate initial offering price and number or amount of the securities of each identified class is being registered as may from time to time be issued at indeterminate prices, including securities that may be issued upon exercise, conversion, settlement or exchange of, any securities offered hereunder.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01531%
Amount of Registration Fee	$ 0
Offering Note	In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, Eightco Holdings Inc. (“Eightco”) is deferring payment of all of the registration fee. Registration fees will be paid subsequently on a “pay as you go” basis. Eightco will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment. An indeterminate aggregate initial offering price and number or amount of the securities of each identified class is being registered as may from time to time be issued at indeterminate prices, including securities that may be issued upon exercise, conversion, settlement or exchange of, any securities offered hereunder.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Rights
Fee Rate	0.01531%
Amount of Registration Fee	$ 0
Offering Note	In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, Eightco Holdings Inc. (“Eightco”) is deferring payment of all of the registration fee. Registration fees will be paid subsequently on a “pay as you go” basis. Eightco will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment. An indeterminate aggregate initial offering price and number or amount of the securities of each identified class is being registered as may from time to time be issued at indeterminate prices, including securities that may be issued upon exercise, conversion, settlement or exchange of, any securities offered hereunder.
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Purchase Contracts
Fee Rate	0.01531%
Amount of Registration Fee	$ 0
Offering Note	In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, Eightco Holdings Inc. (“Eightco”) is deferring payment of all of the registration fee. Registration fees will be paid subsequently on a “pay as you go” basis. Eightco will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment. An indeterminate aggregate initial offering price and number or amount of the securities of each identified class is being registered as may from time to time be issued at indeterminate prices, including securities that may be issued upon exercise, conversion, settlement or exchange of, any securities offered hereunder.
Offering: 8
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01531%
Amount of Registration Fee	$ 0
Offering Note	In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, Eightco Holdings Inc. (“Eightco”) is deferring payment of all of the registration fee. Registration fees will be paid subsequently on a “pay as you go” basis. Eightco will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment. An indeterminate aggregate initial offering price and number or amount of the securities of each identified class is being registered as may from time to time be issued at indeterminate prices, including securities that may be issued upon exercise, conversion, settlement or exchange of, any securities offered hereunder.
Offering: 9
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Maximum Aggregate Offering Price	$ 2,700,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 413,370
Offering Note	In accordance with Rule 457(o), the registrant is paying fees in connection with the $2,700,000,000 of the registrant’s common stock that may be issued and sold from time to time under the Sales Agreement.